Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Taxes

Note 18 – Taxes

Income tax

SinoCoking is subject to the United States federal income tax provisions. Top Favour is a tax-exempt company incorporated in the British Virgin Islands. All of the Company’s businesses are conducted by its PRC subsidiary and VIEs, namely Hongyuan, Hongli, Baofeng Coking, Hongchang Coal, Shunli Coal, Xingsheng Coal, Shuangrui Coal, Hongguang Power and Zhonghong.

Hongyuan, Hongli, Baofeng Coking, Hongguang Power, Shunli Coal, Xingsheng Coal, Shuangrui Coal and Zhonghong are subject to 25% enterprise income tax rate in China.

As approved by the local tax bureau, Hongchang Coal’s total income tax obligation for each of the calendar years 2011 and 2010 and is approximately $380,000 (RMB 2,520,000), regardless of its actual taxable income during such period. However, Hongchang Coal has not been required to pay income tax since its operations were halted in September 2011.

The estimated tax savings from the foregoing reduced tax rate amounted to $322,449, and $1,471,736 for the years ended June 30, 2012 and 2011, respectively. If the statutory income tax had been applied, the Company would have had decreased basic and diluted earnings per share from $0.59 to $0.58 for the year ended June 30, 2012, respectively, and decreased basic and diluted earnings per share from $1.90 to $1.83 for the year ended June 30, 2011, respectively.

The provision for income taxes consisted of the following:

	For the years ended June 30,
	2012	2011
U.S. current income tax expense	$-	$-
BVI current income tax expense	-	-
PRC current income tax expense	3,395,237	5,065,380
Total provision for income taxes	3,395,237	$5,065,380

The following table reconciles the statutory rates to the Company’s effective tax rate for the years ended June 30, 2012 and 2011:

	For the years ended June 30,
	2012	2011
U.S. Statutory rate	34.0%	34.0%
Foreign income not recognized in U.S.A	(34.0)%	(34.0)%
BVI income tax	0.0%	0.0%
PRC income tax	25.0%	25.0%
China income tax exemption	(2.8)%	(6.2)%
Other item (1)	(0.8)%	(7.5)%
Effective rate	21.4%	11.3%

(1)	The (0.8)% for the year ended June 30, 2012 mainly represents gain on change in fair value of warrants of $4,852,399 incurred by the Company, which did not incur tax expense to the Company. The (7.5)% for the year ended June 30, 2011 mainly represents change in fair value of warrants of $23,135,827 incurred by the Company that was not subject to the income tax.

SinoCoking is incorporated in the U.S. and has incurred a net operating loss for income tax purposes for 2012. As of June 30, 2012, the estimated net operating loss carry forward for U.S. income tax purposes was approximately $1,827,000, which may be available to reduce future years’ taxable income. The net operating loss carry forward will expire through 2032 if not utilized. Management believes that the realization of the benefits arising from this loss appears to be uncertain due to the Company’s limited operating history and continuing losses for U.S. income tax purposes. Accordingly, the Company has provided a 100% valuation allowance at June 30, 2012 and June 30, 2011, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

Reconciliation of the valuation allowance is as follows:

	For years ended June 30,
	2012	2011
Beginning balance	$460,000	$276,000
Additions	160,000	269,000
Deductions	-	(85,000)
Ending balance	$620,000	$460,000

The Company has cumulative undistributed earnings of foreign subsidiaries of approximately $44.2 million as of June 30, 2012, which was included in consolidated retained earnings and will continue to be reinvested in its operations in China. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted in the future.

Value added tax

The Company incurred VAT on sales and VAT on purchases in the PRC amounting to $13,954,823 and $10,633,858 for the year ended June 30, 2012, respectively, and $15,024,674 and $9,155,023 for the year ended June 30, 2011, respectively.

Sales and purchases are recorded net of VAT collected and paid, as the Company acts as an agent for the government.

Taxes payable

Taxes payable consisted of the following:

	June 30, 2012	June 30, 2011
VAT	$499,658	$888,602
Income tax	814,217	1,710,717
Others	208,187	257,352
Total taxes payable	$1,522,062	$2,856,671